Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments		12 Months Ended
		Dec. 31, 2022 $ / shares		Dec. 31, 2021 $ / shares
Options [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
Outstanding at January 1		148,433		148,433
Outstanding at December 31		148,433		148,433
Exercised during the year
Exercisable at December 31 (in Dollars per share)		$ 148,433		$ 148,433
WAEP [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
Outstanding at January 1		0.01	[1]	0.01
Outstanding at December 31	[1]	0.01		0.01
Exercised during the year			[1]
Exercisable at December 31 (in Dollars per share)		$ 0.01	[1]	$ 0.01

[1]	Weighted average share price (WAEP)